Results for the year - Share- based payment (Details)				1 Months Ended										12 Months Ended						14 Months Ended
	Aug. 02, 2017 EUR (€)	Aug. 02, 2017 USD ($)	May 06, 2016	Nov. 30, 2017 DKK (kr) kr / shares	Nov. 30, 2017 EUR (€) EquityInstruments	Nov. 30, 2017 USD ($) EquityInstruments $ / shares	Jun. 30, 2017 USD ($) EquityInstruments $ / shares shares	Mar. 31, 2017 USD ($) EquityInstruments $ / shares	Oct. 31, 2016 USD ($) EquityInstruments	Jun. 30, 2016 USD ($) EquityInstruments shares	May 31, 2016 USD ($) EquityInstruments	Jan. 31, 2016 EquityInstruments	Nov. 30, 2015 EquityInstruments	Dec. 31, 2017 DKK (kr) EquityInstruments individual shares	Dec. 31, 2017 EUR (€) EquityInstruments individual shares	Dec. 31, 2017 USD ($) EquityInstruments individual shares	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($) item EquityInstruments $ / shares shares	Dec. 31, 2014 EquityInstruments	Jun. 30, 2017 USD ($) EquityInstruments individual $ / shares	Dec. 31, 2017 USD ($) EquityInstruments $ / shares shares	Nov. 30, 2017 USD ($)	Apr. 30, 2015 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares per each ADS prior to the share split | shares														1	1	1
Number of ordinary shares at the time of share split per each ADS | shares															10						10
Number of ordinary shares per each ADS after Capital Reduction | shares														2	2	2
Number of options granted																	664,000
Number of options granted (after share split)																	6,600,000
Expiration period																	6 years
Aggregate fair value of options granted | $																	$ 8,200,000
Annulment of ordinary shares outstanding post share split (as a percent)	80.00%	80.00%			80.00%	80.00%
Cash payment to award holders as a result of annulment of shares					€ 36,200,000	$ 43,400,000
Reduction in number of outstanding awards as a result of annulment of shares					28,800,000	28,800,000
Expense recognized when Award is negatively affected by Amendment | $						$ 0
Shareholder distribution (Capital Reduction)	€ 917,700,000	$ 1,100,000,000				32,200,000										$ 1,093,927,000
Exercise price | kr				kr 0.01
Number of warrants granted (after share split) | shares																		2,200,000
Warrants yield proceeds to the company | $								$ 49,000			$ 112,000							$ 153,000
Fair value of an ordinary share of the Company on the date of exercise | $								27.95			18.60							33.79
Fair value of ordinary shares of the company on the date of exercise (after share split) | $								$ 2.80			$ 1.86							$ 3.38
Warrants exercised								40,000			130,000							216,000
Warrants exercised (after share split)								401,000			1,300,000
Consulting agreement term			4 years
Options with exercise price of $28.26																		250,000
Expense recognized during the period | $						$ 11,700,000										$ 7,082,000	$ 14,288,000	$ 13,541,000
Number of extension awards for which expiration dates extended																		167,000
Number of extension awards for which expiration dates extended (after share split)																		1,700,000
Consultants serving on board of directors | individual																				1
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of options granted | $																		$ 1,400,000
Granting of deferred shares																		55,000
Number of deferred shares granted (after share split)																		550,000
Number of equity awards forfeited														2,842,000	2,842,000	2,842,000
Exercise price														kr 0.01		$ 0.0016
Holders of deferred shares need to remit upon issuance | (per share)				kr 0.01		$ 0.0016
June 2017 Deferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares reduced in subscription of deferred shares							80.00%
Number of deferred shares reduced (after share split) | shares							720,000
Expiration period							5 years
Aggregate fair value of options granted | $							$ 1,800,000
Granting of deferred shares							90,000
Number of deferred shares granted (after share split)							900,000
Number of deferred shares vest in the event of favourable conclusion of the Interference Proceedings							50,000													50,000
Number of deferred shares vest in the event of Interference Proceedings (after share split)							500,000													500,000
Due to the deferred share holders of the company as a result of Capital Reduction															€ 1,700,000						$ 2,100,000
June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							825,000
Number of options granted (after share split)							8,300,000
Exercise price of outstanding share options | $							$ 20.35													$ 20.35
Exercise price of outstanding share options (after share split) | $ / shares							$ 2.04													$ 2.04
Vesting term							36 months
Percentage of shares reduced in subscription of share options							80.00%
Number of share options reduced (after share split) | shares							6,600,000
Expiration period							6 years
Aggregate fair value of options granted | $							$ 8,900,000
Due to option holders as a result of Capital Reduction															1,900,000						$ 2,200,000
Amount paid to option holders as a result of the Capital Reduction															€ 361,000	430,000
Vesting term of deferred shares							36 months
Expiring Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiring Awards												(89,000)	1,316,000					1,405,000
Expiring awards (after share split)													13,200,000				891,000	14,100,000
Expiring awards to be exercised																							334,000
Expiring awards to be exercised (after share split)																							3,300,000
Replacement Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granting of share options or warrants to replace expiring awards																		1,365,000
Granting of share options or warrants to replace expiring awards (after share split)																		13,600,000
Replacement awards which can be exercised prior to specified date																		85,000
Replacement awards which can be exercised prior to specified date (after share split)																		847,000
Additional Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																		362,000
Number of options granted (after share split)																		3,600,000
Vesting term																		3 years
Vesting term of deferred shares																		3 years
Replacement and Additional Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair value of options granted | $																		$ 6,800,000
Certain employees, board members and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares available for grant under the Equity Plan | shares															10,100,000						10,100,000
Shares available for future grant under the Equity Plan | shares															3,100,000						3,100,000
Number of options granted																		706,000
Number of options granted (after share split)																		7,000,000
Expiration period																		6 years
Certain employees, board members and consultants | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant under the Equity Plan | shares															2,100,000						2,100,000
Certain employees, board members and consultants | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for future grant under the Equity Plan | shares															17,000,000						17,000,000
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																	178,000
Number of options granted (after share split)																	1,800,000
Board of Directors | June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							75,000
Number of options granted (after share split)							750,000
Employees | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granting of deferred shares																		5,000
Number of deferred shares granted (after share split)																		50,000
Consultants | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term																		4 years
Granting of deferred shares																		25,000
Number of deferred shares granted (after share split)																		250,000
Vesting term of deferred shares																		4 years
Number of consultants | item																		2
Consultants | June 2016 Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants granted										89,000
Number of warrants granted (after share split) | shares										891,000
Exercise price of warrants | $										$ 0.56
Exercise price of warrants (after share split) | $										$ 0.06
Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																		500,000
Number of options granted (after share split)																		5,000,000
Vesting term																		5 years
Aggregate fair value of options granted | $																		$ 10,200,000
Vesting term of deferred shares																		5 years
Expense recognized during the period | $																615,000	$ 892,000	$ 2,000,000
Non employee consultants | Consultant Options, Exercise Price One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																		250,000
Number of options granted (after share split)																		2,500,000
Exercise price of outstanding share options | $																		$ 28.26
Exercise price of outstanding share options (after share split) | $ / shares																		$ 2.83			$ 2.83
Number of consultant options vested															2,000,000						2,000,000
Vesting of option with a exercise price of $2.83															1,000,000						1,000,000
Weighted average fair value per consultant option applied for recognition of an expense (after share split) | $																$ 0.63	0.60	$ 1.19
Number of consultant options outstanding																			0
Non employee consultants | Consultant Options, Exercise Price Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																		250,000
Number of options granted (after share split)																		2,500,000
Exercise price of outstanding share options | $																		$ 141.30
Exercise price of outstanding share options (after share split) | $ / shares																		$ 14.13
Chief Executive Officer | June 2017 Deferred Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granting of deferred shares							45,000
Number of deferred shares granted (after share split)							450,000
Number of deferred shares vest in the event of favourable conclusion of the Interference Proceedings							25,000													25,000
Number of deferred shares vest in the event of Interference Proceedings (after share split)							250,000													250,000
Chief Executive Officer | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								60,000
Number of options granted (after share split)								600,000
Exercise price of outstanding share options | $								$ 27.49
Exercise price of outstanding share options (after share split) | $ / shares								$ 2.75
Vesting term								48 months
Expiration period								6 years
Aggregate fair value of options granted | $								$ 913,000
Vesting term of deferred shares								48 months
Chief Executive Officer | June 2017 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							300,000
Number of options granted (after share split)							3,000,000
Former Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of board members who terminated their roles | individual														2	2	2
Number of options or warrants forfeited														564,000	564,000	564,000
Number of options or warrants forfeited (after share split)														5,600,000	5,600,000	5,600,000
Number of options or warrants allowing to hold after modification														1,100,000	1,100,000	1,100,000
Number of options or warrants allowing to hold after modification (after share split)														11,100,000	11,100,000	11,100,000
Expense recognized during the period | $																$ 2,700,000
Amount of reversal of share-based compensation expense | $																	7,600,000
Former Employees | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity awards forfeited														284,000	284,000	284,000
Number of equity awards forfeited (after share split)														2,800,000	2,800,000	2,800,000
Chief Financial Officer | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term																			4 years
Vesting term of deferred shares																			4 years
Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consulting agreement term									4 years
Director | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term									4 years
Aggregate fair value of options granted | $									$ 275,000
Granting of deferred shares									12,500
Number of deferred shares granted (after share split)									125,000
Vesting term of deferred shares									4 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $																	$ 12.75
Vesting term														3 years	3 years	3 years	3 years
Expiration period														6 years	6 years	6 years
Exercise price | $																	$ 0.06	$ 0.06			$ 0.0016	$ 0.0016
Option exercise price (after share split) | $																	$ 1.28
Vesting term of deferred shares														3 years	3 years	3 years	3 years
Minimum | Certain employees, board members and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term																		3 years
Vesting term of deferred shares																		3 years
Minimum | Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (after share split) | $ / shares																		$ 2.09
Exercise price | $																		$ 20.90
Option exercise price (after share split) | $																		2.09
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | $																	$ 21.95
Vesting term														5 years	5 years	5 years	4 years
Expiration period														10 years	10 years	10 years
Exercise price | $																	$ 2.20	$ 3.69			$ 6.92	$ 14.13
Option exercise price (after share split) | $																	$ 2.20
Vesting term of deferred shares														5 years	5 years	5 years	4 years
Maximum | Certain employees, board members and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term																		4 years
Vesting term of deferred shares																		4 years
Maximum | Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $																		$ 36.85
Option exercise price (after share split) | $																		$ 3.69